Goodwill and Intangible Assets - Significant Intangible Assets (Details) € in Millions	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 2,270	€ 2,844
Customer relationships | Sybase
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 226	325
Customer relationships | Sybase | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	4
Customer relationships | Sybase | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	6
Customer relationships | SuccessFactors
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 261	353
Remaining Useful Life (in years)	8
Customer relationships | Ariba
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 366	483
Customer relationships | Ariba | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	1
Customer relationships | Ariba | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 1,073	1,281
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	13
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	17
Acquired technologies | hybris
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 83	106
Acquired technologies | hybris | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	10
Acquired technologies | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets | €	€ 261	€ 296
Remaining Useful Life (in years)	4